Document and Entity Information	Jul. 02, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 02, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 02, 2018
Document Effective Date	Jul. 02, 2018
Prospectus Date	Dec. 31, 2017
Deep Value ETF | Deep Value ETF
Prospectus:
Trading Symbol	DVP